Provision for Site Reclamation and Closure (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance, beginning of the year	$ 4,190,000	$ 4,290,000
Accretion	94,000	69,000
Change in estimate	(13,000)	(169,000)
Balance, end of the year	4,271,000	4,190,000
Quebec
Statement [Line Items]
Balance, beginning of the year	1,934,000	1,854,000
Accretion	42,000	30,000
Change in estimate	(409,000)	50,000
Balance, end of the year	1,567,000	1,934,000
Nunavut
Statement [Line Items]
Balance, beginning of the year	2,256,000	2,436,000
Accretion	52,000	39,000
Change in estimate	396,000	(219,000)
Balance, end of the year	$ 2,704,000	$ 2,256,000